As filed with the Securities and Exchange Commission on October 4, 2018

Securities Act File No. 333-183173
Investment Company Act File No. 811-22733

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 22	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 25	☒

John Hancock Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in its Charter)

601 Congress Street
Boston, MA 02210-2805
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code:
(617) 663-3000

Name and address of agent for service:

Kinga Kapuscinski, Esq.

Nicholas J. Kolokithas, Esq.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Copy to:
Christopher P. Harvey, Esq.
Allison M. Fumai, Esq.
Dechert LLP

One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605

Title of Securities Being Registered: Shares of beneficial interest ($0.00 par value) of the Registrant.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 4th day of October, 2018.

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	October 4, 2018
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	October 4, 2018
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	October 4, 2018
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	October 4, 2018
James R. Boyle

/s/ Peter S. Burgess *	Trustee	October 4, 2018
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	October 4, 2018
William H. Cunningham

/s/ Grace K. Fey *	Trustee	October 4, 2018
Grace K. Fey

/s/ Marianne Harrison *	Trustee	October 4, 2018
Marianne Harrison

/s/ Theron S. Hoffman *	Trustee	October 4, 2018
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	October 4, 2018
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	October 4, 2018
Hassell H. McClellan

/s/ James M. Oates *	Trustee	October 4, 2018
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	October 4, 2018
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	October 4, 2018
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	October 4, 2018
Warren A. Thomson

*By:	Power of Attorney
By:	/S/ Sarah M. Coutu Sarah M. Coutu Attorney-In-Fact	October 4, 2018

*Pursuant to Powers of Attorney Previously filed with Post-Effective Amendment No. 18 to the Trust’s Registration Statement on June 21, 2018.

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document